Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Capital Requirements and Regulatory Adjustments Over Transitional Period
The capital requirements and regulatory adjustments are being phased in over a transitional period as follows:

	March 2022	March 2023		March 2024		March 2025
Minimum Common Equity Tier 1 capital	4.5%	4.5%		4.5%		4.5%
Minimum Tier 1 capital	6.0%	6.0%		6.0%		6.0%
Minimum total capital	8.0%	8.0%		8.0%		8.0%
Capital conservation buffer	2.5%	2.5%		2.5%		2.5%
Countercyclical capital buffer (1)	0.01%	0.06%		0.06%		0.06%
Additional loss absorbency requirements for G-SIBs and D-SIBs (2)	1.0%	1.0%		1.0%		1.0%
Minimum Leverage Ratio	3.0%	3.5	% (3)	3.5	% (3)	3.7	% (3)

Notes:
(1)	Figures assume that the countercyclical capital buffer will continue to be 0.06% after March 2024.
(2)	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
(3)	This figure includes a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.

Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency

Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2022 and 2023 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2022		2023
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,184	8.01	5,676	8.06
Actual	8,067	12.46	8,315	11.80
Tier 1 capital:
Required (1)	6,155	9.51	6,733	9.56
Actual	9,713	15.00	9,803	13.91
Total risk-based capital:
Required (1)	7,450	11.51	8,142	11.56
Actual	11,351	17.53	11,306	16.05
Leverage Ratio (2) :
Required	6,389	3.00	7,680	3.50	(3)
Actual	9,713	4.56	9,803	4.46
MHBK:
Common Equity Tier 1 capital:
Required	2,683	4.50	2,941	4.50
Actual	6,968	11.68	6,873	10.51
Tier 1 capital:
Required	3,578	6.00	3,922	6.00
Actual	8,604	14.42	8,356	12.78
Total risk-based capital:
Required	4,771	8.00	5,229	8.00
Actual	10,150	17.02	9,769	14.94
Leverage Ratio (2) :
Required	5,971	3.00	6,216	3.00
Actual	8,604	4.32	8,356	4.03
MHTB:
Common Equity Tier 1 capital:
Required	79	4.50	77	4.50
Actual	442	25.18	444	25.94
Tier 1 capital:
Required	105	6.00	102	6.00
Actual	442	25.18	444	25.94
Total risk-based capital:
Required	140	8.00	137	8.00
Actual	442	25.18	444	25.95
Leverage Ratio (2) :
Required	130	3.00	125	3.00
Actual	442	10.20	444	10.61
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,528	4.50	2,751	4.50
Actual	6,293	11.20	5,981	9.78
Tier 1 capital:
Required	3,370	6.00	3,668	6.00
Actual	7,919	14.09	7,450	12.18
Total risk-based capital:
Required	4,494	8.00	4,891	8.00
Actual	9,483	16.88	8,853	14.48
Leverage Ratio (2) :
Required	5,570	3.00	5,767	3.00
Actual	7,919	4.26	7,450	3.87

	2022		2023
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)
MHTB:
Common Equity Tier 1 capital:
Required	78	4.50	76	4.50
Actual	425	24.40	425	25.10
Tier 1 capital:
Required	104	6.00	101	6.00
Actual	425	24.40	425	25.10
Total risk-based capital:
Required	139	8.00	135	8.00
Actual	425	24.40	425	25.11
Leverage Ratio (2) :
Required	126	3.00	122	3.00
Actual	425	10.09	425	10.44

Notes:

(1)
The required ratios disclosed above, at March 31, 2022, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01% and the additional loss absorbency requirements for
G-SIBs
and
D-SIBs
of 1.0
%. The required ratios disclosed above, at March 31, 2023, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.06% and the additional loss absorbency requirements for G-SIBs and D-SIBs of 1.0%. These are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2022 and 2023 exclude amounts of deposits to the Bank of Japan.
(3)
The required ratio disclosed above, at March 31, 2023, includes a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.